Loans	12 Months Ended
Dec. 31, 2010
Loans
8.	Loans

The following table summarizes the details of the loan portfolio at December 31:

	2009		2010
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	54,479,473	(Won)	59,610,344
Other commercial		34,770,389		34,601,192
Lease financing		1,559,652		1,578,151
Consumer:
Mortgage and home equity		40,022,157		44,646,443
Credit cards		15,116,757		17,479,346
Other consumer		23,306,609		22,041,860

Total loans, gross		169,255,037		179,957,336
Deferred loan origination costs (fees)		(23,497)		27,929

		169,231,540		179,985,265
Less: Allowance for loan losses		(3,637,994)		(3,395,864)

Total loans, net	(Won)	165,593,546	(Won)	176,589,401

The Group acquired certain loans, resulting from the acquisition of LG Card. in 2007, for which there was, at the time of the acquisition, evidence of deterioration of credit quality since origination and for which it was probable that all contractually required payments would not be collected. These loans were accounted for in accordance with ASC 310-30 (formerly SOP 03-3) which requires that purchased impaired loans be recorded at fair value as of the acquisition date. The fair value of such loans was approximately (Won)220,538 million at the acquisition date. The carrying amount of such loans was (Won)44,859 million and (Won)18,410 million at December 31, 2009 and 2010, respectively, and included in the above table.

The loans acquired during 2007 in connection with LG Card acquisition for which it was probable at acquisition that all contractually required payments would not be collected are as follows:

	2007
	(in millions of Won)

Contractually required payments receivable at acquisition	(Won)	619,928
Cash flows expected to be collected at acquisition		323,069
Fair value of acquired receivables at acquisition		220,538

The changes in the accretable yield for 2009 and 2010 are as follows:

	2009		2010
	(in millions of Won)

Balance at beginning of year	(Won)	71,210	(Won)	46,122
Purchases		—		—
Accretion of accretable yield		(52,424)		(21,146)
Increase to expected cash flows		27,336		(1,999)

Balance at end of year	(Won)	46,122	(Won)	22,977

Impaired loans are those on which the Group believes it is probable that it will not be able to collect all amounts due according to the contractual terms of the loans. The following table sets forth information about the Group’s impaired loans by portfolio at December 31:

	2010
	Impaired loans
	Impaired loans with an allowance		Impaired loans without an allowance		Allowance for impaired loans		Average balance for impaired loans		Interest income from impaired loans
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	1,399,375	(Won)	38,269	(Won)	741,304	(Won)	1,323,512	(Won)	52,611
Other commercial		997,634		11,233		494,183		864,487		15,830
Lease financing		11,161		1,234		9,771		12,395		—

	(Won)	2,408,170	(Won)	50,736	(Won)	1,245,258	(Won)	2,200,394	(Won)	68,441

	2008		2009
	(in millions of Won)
Impaired loans with an allowance	(Won)	1,953,024	(Won)	2,111,904
Impaired loans without an allowance		224,570		213,763

Total impaired loans	(Won)	2,177,594	(Won)	2,325,667

Allowance for impaired loans	(Won)	1,181,446	(Won)	1,350,209
Average balance of impaired loans during the year		1,910,041		2,117,768
Interest income recognized on impaired loans		79,251		48,223

Included in the above table were smaller balance commercial loans managed on a portfolio basis which were collectively identified as impaired amounting to (Won)365,378 million at December 31, 2010.

The following table shows the aging schedule (excluding accrued interest) for all loans by portfolio at December 31:

	2010
	Current		Past due up to 3 Months		Past due 3-6 Months		Past due more than 6 Months		Total Amount
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	58,870,975	(Won)	365,186	(Won)	154,889	(Won)	219,294	(Won)	59,610,344
Other commercial		34,062,816		99,789		184,567		254,020		34,601,192
Lease financing		1,532,604		38,234		4,730		2,583		1,578,151

	(Won)	94,466,395	(Won)	503,209	(Won)	344,186	(Won)	475,897	(Won)	95,789,687

Consumer:
Mortgages and home equity	(Won)	44,536,723	(Won)	82,250	(Won)	17,252	(Won)	10,218	(Won)	44,646,443
Other consumer		21,868,538		134,503		29,083		9,736		22,041,860
Credit cards		16,853,336		511,724		114,209		77		17,479,346

	(Won)	83,258,597	(Won)	728,477	(Won)	160,544	(Won)	20,031	(Won)	84,167,649

	(Won)	177,724,992	(Won)	1,231,686	(Won)	504,730	(Won)	495,928	(Won)	179,957,336

The primary credit quality indicator for commercial loans is internal credit ratings provided to individual debtors. A credit rating of a debtor is updated at least yearly and is used to identify the credit quality of loans and differentiate risk within the portfolio. The Group considers various factors to assess an appropriate internal credit rating, such as financial status, expected earnings, and environment of respective industry in which the debtor belongs. The Group’s internal credit ratings consist of 22 grades and the “Strong & Good” category represents the amount of loans with an assigned debtor’s credit rating which is superior, or equal to the 11th grade which is the same as BB+ in the Korean external rating system. The commercial loan debtor’s credit ratings from the 12th through the 16th grades, which is the same as B- in the Korean external rating system, are shown in the “Satisfactory” category of the table below.

Within the consumer portfolio segment, the primary credit quality indicator is the internal credit grade which is established based on an internal rating system considering external credit information. In the loan classification table below, the term “Strong & Good” refers to consumer loans satisfying predefined standards which are lower or equal to the probability of default of the internal credit rating of the 11th grade for commercial loans, as long as the loan balance is neither overdue nor impaired. The “Satisfactory” category refers to loans that are not classified into the aforementioned “Strong & Good” criterion, but which have balances which are neither overdue nor impaired.

The “overdue” category refers to loans with arrears, but which are not yet impaired, and the “impaired” category means it is not likely the creditor will collect the outstanding amount of the loans in their entirety because of bankruptcy or default of the respective debtors.

Consumer loan is classified into mortgage, home equity and other consumer. The Group assesses credit quality of these such groups using different credit factors by each group, as appropriate, e.g., LTV for mortgage and home equity loans group and behavioral score for other consumer loans.

The following table shows the amount of loans which are classified based on the Group’s credit quality indicators at December 31, 2010:

	2010
	Strong & Good		Satisfactory		Overdue		Impaired		Total Amount
	(in millions of Won)
Commercial
Commercial and industrial	(Won)	33,837,447	(Won)	23,936,164	(Won)	399,090	(Won)	1,437,643	(Won)	59,610,344
Other commercial		21,707,680		11,805,611		79,033		1,008,868		34,601,192
Lease financing		933,416		604,045		28,295		12,395		1,578,151

	(Won)	56,478,543	(Won)	36,345,820	(Won)	506,418	(Won)	2,458,906	(Won)	95,789,687

Consumer
Mortgages and home equity	(Won)	43,429,773	(Won)	952,695	(Won)	219,789	(Won)	44,186	(Won)	44,646,443
Other consumer		20,078,897		1,679,390		173,308		110,265		22,041,860
Credit cards		15,009,060		1,576,657		436,408		457,221		17,479,346

	(Won)	78,517,730	(Won)	4,208,742	(Won)	829,505	(Won)	611,672	(Won)	84,167,649

	(Won)	134,996,273	(Won)	40,554,562	(Won)	1,335,923	(Won)	3,070,578	(Won)	179,957,336

Generally, the Group discontinues accruing interest on loans when payment of interest or principal becomes contractually past due by one day except where the loans are fully secured by customer deposits or guaranteed by sovereign or certain selected financial institutions. Interest of loans on nonaccrual status is recognized by cash basis. Accrual of interest is resumed when nonaccrual loans are reclassified as accruing since interest and principal payments are brought current.

The following table summarizes the amount of loans on nonaccrual status and accruing loans which are past due one day or more by loan portfolio as of December 31, 2010:

	2010
	Nonaccrual loans		1 or more day past due and still accruing(1)
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	729,582	(Won)	9,787
Other commercial		532,388		5,988
Lease financing		45,547		—

	(Won)	1,307,517	(Won)	15,775

Consumer:
Mortgage and home equity	(Won)	90,285	(Won)	19,435
Credit cards		626,004		6
Other consumer		164,622		8,700

	(Won)	880,911	(Won)	28,141

	(Won)	2,188,428	(Won)	43,916

Note:

(1)	Commercial, consumer loans past due 90 days or more and still accruing amounted to (Won)1,559 million and (Won) 960 million, respectively.

Commercial loans that are 14 days or less past due and consumer loans that are 30 days or less past due are regarded as nonaccrual loans in a grace period and the Group does not generally request borrowers with such past due loans to make immediate repayment of the outstanding principal balances and related accrued interest. At December 31, 2008, 2009 and 2010, nonaccrual loans, excluding the past due loans within the grace period, totaled (Won)2,021,452 million, (Won)1,641,654 million and (Won)1,531,980 million, respectively. Nonaccrual loans including the past due loans within the grace period at December 31, 2008, 2009, and 2010, totaled (Won)3,308,792 million, (Won)2,464,908 million and (Won)2,188,428 million, respectively.

The following table presents loans and debt securities whose terms have been modified in troubled debt restructuring at December 31:

	2008		2009		2010
	(in millions of Won)

Loans	(Won)	747,183	(Won)	1,097,275	(Won)	1,275,284
Debt securities		34,710		28,552		—

	(Won)	781,893	(Won)	1,125,827	(Won)	1,275,284

During 2008, 2009 and 2010, the Group received equity securities with fair market value of nil, (Won)6,519 million and (Won)26,198 million, respectly, through the restructuring of one loan in 2008, three loans in 2009 and eight loans in 2010 with aggregate book value of (Won)278 million, (Won)8,581 million and (Won)46,225 million, respectively. The Group recognized total charge-offs of (Won)278 million, (Won)2,062 million and (Won)20,027 million related to these transactions during the years ended December 31, 2008, 2009, and 2010, respectively.

The following table sets forth the movements in the allowance for credit losses for the years ended December 31:

	Allowance for Loan Losses						Allowance for Off-balance Sheet Credit(1)
	2008		2009		2010		2008		2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	2,099,122	(Won)	3,200,633	(Won)	3,637,994	(Won)	221,558	(Won)	339,384	(Won)	789,810
Provision for loan losses		1,318,772		1,750,738		943,044		—		—		—
Provision for off-balance sheet credit		—		—		—		117,826		450,426		(270,052)
Charge-offs		(916,644)		(1,891,127)		(1,627,488)		—		—		—
Recoveries		699,383		577,750		442,314		—		—		—

Balance at end of year	(Won)	3,200,633	(Won)	3,637,994	(Won)	3,395,864	(Won)	339,384	(Won)	789,810	(Won)	519,758

Note:

(1)	The allowance for off-balance sheet credit is included in other liabilities.

Allowance for loan losses were evaluated on a disaggregated basis. Loans and related allowance for loan losses evaluated individually amounted to (Won)2,413,066 and (Won)1,062,440 million, respectively, as of December 31, 2010. Collectively evaluated loans and allowance for loan losses as of December 31, 2010 were (Won)177,544,270 and (Won)2,333,424 million, respectively.

The Group originates direct financing leases on certain machinery, computers and various other equipments, automobiles and ships for customers in a variety of industries. Income attributable to these leases is initially recorded as unearned income and subsequently recognized as interest income, using the effective interest method, over the terms of the leases. The terms of the leases are generally from 3 to 10 years. The following table sets forth the details of the investment in direct financing leases at December 31, as included in the respective loan balances:

	2009		2010
	(in millions of Won)
Gross lease payments receivable	(Won)	1,734,996	(Won)	1,713,416
Estimated unguaranteed residual values		8,522		20,325
Unearned income		(183,866)		(155,590)

		1,559,652		1,578,151

Less: Deferred loan origination fee		(523)		(77)
Allowance for loan losses		(12,866)		(25,989)

	(Won)	1,546,263	(Won)	1,552,085

The following table sets forth the scheduled maturities of gross lease payments receivable at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	715,423
2012		537,894
2013		333,661
2014		52,106
2015		20,476
Thereafter		53,856

	(Won)	1,713,416